Liquidity and Capital Resources (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Available cash	$ 11,557	$ 151,037	$ 29,660	$ 33,163	$ 18,878	$ 7,344
Contractual obligations during the next twelve months	150,000
Interest payments on the senior notes and other operating expenses	$ 130,000
Financial Ratio Covenants
Net consolidated indebtedness to EBITDA ratio	3.7
Current Ratio	1.1
Cross Default Provisions
Minimum effective borrowing base under credit facility	5.00%
Minimum indebtedness of senior notes including principal amount	$ 50,000
Maximum
Financial Ratio Covenants
Net consolidated indebtedness to EBITDA ratio		1.0
Credit Facility
Availability under the facility	$ 90,000
Borrowing Base Redetermination
Period for commencement of repayment of equal successive monthly payments following the administrative agent's notice regarding borrowing base reduction	30 days
Period during which Company may request additional redetermination of borrowing base	6 months
Credit Facility | Maximum
Financial Ratio Covenants
Net consolidated indebtedness to EBITDA ratio	4
2020 Senior Notes
Liquidity Sufficiency
Periodic interest payment amount on due dates	$ 32,000
2021 Senior Notes
Liquidity Sufficiency
Periodic interest payment amount on due dates	$ 32,000